UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-06707

			   Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	06/30/06
						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



ANNUAL
REPORT

JUNE 30, 2006

                          A TAX-FREE INCOME INVESTMENT

              [LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
              RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP OF
                    WAVES AND TREE SEAGULLS FLYING ABOVE IT]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP
OF WAVES AND TREE SEAGULLS FLYING ABOVE IT]

              SERVING RHODE ISLAND INVESTORS FOR MORE THAN A DECADE

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                            "BUILT TO RIDE THE WAVES"

                                                                    August, 2006

Dear Fellow Shareholder:

      As you are no doubt aware, the financial markets have certainly had their fair share of crests and troughs recently - one day the markets are up, and the next day, they are down. Riding these waves is not always easy for investors.

      The management of Narragansett Insured Tax-Free Income Fund understands investors' apprehension when it comes to fluctuations with your hard-earned investment monies. And, this concern is especially pertinent as it relates to saving for and funding your retirement.

      With this very real and inevitable concern in mind, Narragansett Insured Tax-Free Income Fund has endeavored to structure the Fund to "ride the waves" with the least upset to investors as possible. How do we go about seeking to accomplish this?

INVESTMENT QUALITY

      No matter what quality rating exists with a security, it will still be subject to market fluctuations. However, our experience has been that top-quality ratings do not fluctuate as much as lower quality ratings. Furthermore, when they do fluctuate, they tend to fluctuate less and return to their base market price at a quicker rate than lower-grade securities.

      This is why 100% of Narragansett Insured Tax-Free Income Fund's investment securities are AAA rated.

INTERMEDIATE MATURITY

      As we have emphasized in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also tend to experience a higher degree of volatility in their price.

      Narragansett Insured Tax-Free Income Fund balances out longer-term maturities by having a portion of the Fund's investments in shorter-term maturities. Through utilizing a blend of maturities - both shorter-term and longer-term - Narragansett Insured Tax-Free Income Fund attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each investment has to offer - gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

                         NOT A PART OF THE ANNUAL REPORT

DIVERSIFICATION OF THE PORTFOLIO

      To the maximum extent possible, Narragansett Insured Tax-Free Income Fund strives to invest in as many projects as possible throughout the state. The portfolio might be comprised of a school district bond in Providence, a transportation bond in Newport and a housing bond in Westerly. In this way, we strive to ensure that no one project, type of project, or area of the State can have any significant adverse influence upon your investment in the Fund.

TAX-FREE INCOME

      No matter what return Narragansett Insured Tax-Free Income Fund provides, it must be remembered that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As an example, you would have to earn 6.8%* on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Narragansett Insured Tax-Free Income Fund offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

SUMMARY

      The Fund uses this combination of quality, maturity, and diversification as it seeks to provide you with as high a level of tax-free income as is consistent with preservation of capital.

      As we are sure you are aware, there is no way to take ALL the waves out of investing. But, you can rest assured that Narragansett Insured Tax-Free Income Fund continually strives to do its very best to make sure your ride is as smooth as possible.

                                   Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
President                                       Founder and Chairman Emeritus

* For illustration purposes only - assumes a 35% Federal and 9.9% state tax-rate. This does not represent past or future performance of any investment.

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF NARRAGANSETT INSURED TAX-FREE INCOME FUND:
RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP
OF WAVES AND TREE SEAGULLS FLYING ABOVE IT]

              SERVING RHODE ISLAND INVESTORS FOR MORE THAN A DECADE

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

      Narragansett Insured Tax-Free Income Fund (the "Fund") seeks to provide the highest level of double tax-free income possible as is consistent with preservation of investors' capital. The Fund strives to accomplish this by purchasing only municipal securities rated AAA by nationally renowned credit rating services. As an extra measure of credit protection to shareholders, all securities owned by the Fund are insured to provide for the timely payment of principal and interest when due. A maximum average maturity profile of under 15 years has been and will continue to be maintained for the Fund's portfolio in order to produce a reasonable level of income return with relatively high stability for the Fund's share price. At the June 30, 2006 fiscal year end, the portfolio had an average maturity of 9.3 years.

      Equity markets have been in global retreat since early May. After racking up solid gains through April, the S&P 500 and DJIA are essentially flat year to date and the NASDAQ is at a loss. International markets are not faring any better and emerging markets, in particular, have gone into the tank with a decline of better than 25% from their May 9th high. Ironically, the carnage in stocks occurred after U.S. companies enjoyed an outstanding first quarter as the S&P 500 posted earnings gains of nearly 15%.

      Equity markets have tumbled in tandem with commodity prices, particularly gold, energy, and copper, which had spiked up sharply. As commodity prices rose, the outlook for healthy growth began to be tinged by expectations for higher inflation. This did not escape the notice of monetary authorities as the Federal Reserve (the "Fed") and other major central banks began to loudly declare their inflation fighting bona fides. Inflation fears have since given way to concern that the Fed will not only quash inflation but growth as well.

      After two years, with a total of and 4 1/4% in interest rate hikes, bond investors are at long last dancing to the tune called by the Fed. Yields on 5 and 10 year Treasury notes have risen by about 60 basis points since year end to hover at the 5% level and are up by over 1% in the past year. Although the Fed began tightening short term rates in June 2004, it had little effect until recently in boosting longer term yields due to strong foreign demand for U.S. debt.

      Fed officials have become increasingly vocal about inflation concerns and major foreign central banks are also more hawkish. Investors seem to have taken note and seem to be wondering if the Fed has any plans to ever pause raising rates. It is probable that Fed tightening should conclude before long. Higher short term rates by themselves were not sufficient to curtail growth. However, higher bond yields have not only boosted the cost of mortgage financing but also have begun to deflate the housing bubble. The result is curbing consumer demand.

      With the Fed raising interest rates in 17 consecutive meetings since June 2004, the Fed has established its measured pace in the face of a stronger economy and higher inflation. The market anticipates another one or two additional rate hikes. The Federal Funds rate ("Fed Funds") has typically averaged 2% above the core Consumer Price Index ("CPI") over the past forty years while the real rate on the 10-year Treasury has been approximately 3%. While inflation has remained relatively low with the core CPI up about 2.6% for the year ended June 30, 2006, the rate is expected to moderate to about 2.5% as productivity gains continue and wage gains remain measured. If this materializes over time it could result in a Fed Funds rate of 4.5% which would be in line with the historical relationship.

      Given the current Federal income tax rates and the Rhode Island income tax rate, we believe the Fund presently produces an attractive yield for Rhode Island residents when compared to taxable fixed-income securities.

      Management believes that having available to the Fund a locally-based investment manager, with extensive knowledge and experience in the Rhode Island municipal market continues to add considerable value to the portfolio and provides a distinct benefit to Fund shareholders.

      The Fund's investment Sub-Adviser intends to continue to oversee the portfolio with a strong emphasis on achieving a balance between share price stability, acceptable double tax-free income return, and the highest standards of credit quality.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Narragansett Insured Tax-Free Income Fund for the 10-year period ended June 30, 2006 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                                                                                          Lehman Brothers
              Cost of Fund             Class A Shares         Fund Class A Shares       Quality Intermediate
              Living Index            no sales charge          with sales charge        Municipal Bond Index
6/96            $10,000                   $10,000                   $ 9,600                   $10,000
6/97             10,230                    10,819                    10,390                    10,684
6/98             10,402                    11,659                    11,197                    11,426
6/99             10,606                    11,816                    11,348                    11,772
6/00             11,002                    12,119                    11,638                    12,247
6/01             11,359                    13,300                    12,772                    13,329
6/02             11,481                    14,092                    13,533                    14,256
6/03             11,723                    15,379                    14,769                    15,371
6/04             12,106                    15,221                    14,618                    15,424
6/05             12,412                    16,322                    15,675                    16,254
6/06             12,948                    16,244                    15,600                    16,309

                                   AVERAGE ANNUAL TOTAL RETURN
                                 FOR PERIODS ENDED JUNE 30, 2006
                           ------------------------------------------
                                                              SINCE
                           1 YEAR    5 YEARS    10 YEARS    INCEPTION
                           ------    -------    --------    ---------
Class A (9/10/92)
  With Sales Charge ..     -4.54%      3.26%      4.55%       5.04%
  Without Sales Charge     -0.56       4.11       4.97        5.36

Class C (5/1/96)
  With CDSC ..........     -2.38       3.22       4.04        4.02
  Without CDSC .......     -1.40       3.22       4.04        4.02

Class Y (5/1/96)
  No Sales Charge ....     -0.40       4.26       5.21        5.17

Class I (11/4/98)
  No Sales Charge ....     -0.67       4.06        n/a        4.07

Lehman Index .........      0.34       4.12       5.01        5.24*  (Class A)
                                                              4.95** (Class C&Y)
                                                              4.31+  (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y and Class I shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

*     From commencement of operations on 9/10/92.
**    From commencement of operations on 5/1/96.
+     From commencement of operations on 11/4/98.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Narragansett Insured Tax-Free Income Fund:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Narragansett Insured Tax-Free Income Fund as of June 30, 2006, and the related statement of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2005 and the financial highlights for each of the years in the four year period ended June 30, 2005 have been audited by other auditors, whose report dated August 12, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Narragansett Insured Tax-Free Income Fund as of June 30, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 11, 2006

--------------------------------------------------------------------------------

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (45.3%)                                    OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------           ------------
                 Coventry, Rhode Island
$    550,000     5.000%, 11/01/16 AMBAC Insured ..............................      Aaa+/AAA+++           $    573,820
     550,000     5.000%, 11/01/17 AMBAC Insured ..............................      Aaa+/AAA+++                570,091
                 Cranston, Rhode Island
     500,000     5.450%, 11/15/11 FGIC Insured ...............................       Aaa+/AAA++                528,700
   1,000,000     4.250%, 04/01/18 MBIA Insured ...............................       Aaa+/AAA++                979,130
   1,000,000     4.250%, 04/01/19 MBIA Insured ...............................       Aaa+/AAA++                974,010
   1,000,000     4.300%, 04/01/20 MBIA Insured ...............................       Aaa+/AAA++                973,610
                 Cumberland, Rhode Island
     250,000     3.750%, 02/01/13 FGIC Insured ...............................       Aaa+/AAA++                244,127
     250,000     4.000%, 02/01/14 FGIC Insured ...............................       Aaa+/AAA++                247,100
     250,000     4.000%, 02/01/15 FGIC Insured ...............................       Aaa+/AAA++                245,897
     500,000     5.000%, 08/01/15 MBIA Insured ...............................       Aaa+/AAA++                521,375
     250,000     4.000%, 02/01/16 FGIC Insured ...............................       Aaa+/AAA++                242,635
     250,000     4.100%, 02/01/17 FGIC Insured ...............................       Aaa+/AAA++                244,950
     250,000     4.150%, 02/01/18 FGIC Insured ...............................       Aaa+/AAA++                244,595
   1,255,000     5.000%, 10/01/18 MBIA Insured ...............................       Aaa+/AAA++              1,295,122
   1,040,000     5.200%, 10/01/21 MBIA Insured ...............................       Aaa+/AAA++              1,096,358
                 New Shoreham, Rhode Island
     245,000     4.000%, 11/15/15 AMBAC Insured ..............................       Aaa+/AAA++                240,487
     255,000     4.250%, 11/15/16 AMBAC Insured ..............................       Aaa+/AAA++                254,143
     270,000     4.250%, 11/15/17 AMBAC Insured ..............................       Aaa+/AAA++                267,827
     910,000     4.800%, 04/15/18 AMBAC Insured ..............................       Aaa+/AAA++                928,791
     285,000     4.500%, 11/15/18 AMBAC Insured ..............................       Aaa+/AAA++                286,710
   1,105,000     5.000%, 04/15/22 AMBAC Insured ..............................       Aaa+/AAA++              1,144,681
                 Newport, Rhode Island
   1,000,000     4.500%, 11/01/15 AMBAC Insured ..............................      Aaa+/AAA+++              1,016,160
   1,000,000     4.750%, 11/01/18 AMBAC Insured ..............................      Aaa+/AAA+++              1,021,010
     800,000     5.000%, 11/01/20 AMBAC Insured ..............................      Aaa+/AAA+++                828,456
                 North Kingstown, Rhode Island
     500,000     3.750%, 10/01/12 FGIC Insured ...............................       Aaa+/AAA++                489,080
                 North Providence, Rhode Island
     400,000     5.700%, 07/01/08 MBIA Insured ...............................       Aaa+/AAA++                415,352
     500,000     3.500%, 10/15/13 FSA Insured ................................       Aaa+/AAA++                474,720

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                                OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------           ------------
                 North Providence, Rhode Island (continued)
$    500,000     4.700%, 09/15/14 FSA Insured ................................       Aaa+/AAA++           $    511,995
     500,000     3.650%, 10/15/14 FSA Insured ................................       Aaa+/AAA++                475,870
     500,000     3.750%, 10/15/15 FSA Insured ................................       Aaa+/AAA++                474,475
                 Pawtucket, Rhode Island
     600,000     4.300%, 09/15/09 AMBAC Insured ..............................      Aaa+/AAA+++                607,830
     250,000     4.400%, 09/15/10 AMBAC Insured ..............................      Aaa+/AAA+++                254,778
     850,000     3.625%, 04/15/12 AMBAC Insured ..............................      Aaa+/AAA+++                827,552
     545,000     3.500%, 07/01/12 FGIC Insured ...............................      Aaa+/AAA+++                524,753
     910,000     4.000%, 04/15/14 AMBAC Insured ..............................      Aaa+/AAA+++                899,171
                 Providence, Rhode Island
     700,000     5.500%, 01/15/11 FSA Insured ................................       Aaa+/AAA++                712,985
   1,925,000     5.200%, 04/01/11 AMBAC Insured (pre-refunded) ...............      Aaa+/AAA+++              2,020,230
   1,000,000     3.600%, 07/15/13 Series A FSA Insured .......................       Aaa+/AAA++                960,760
   1,000,000     5.000%, 01/15/16 FGIC Insured ...............................       Aaa+/AAA++              1,043,030
   1,000,000     5.000%, 01/15/17 FGIC Insured ...............................       Aaa+/AAA++              1,037,160
   1,000,000     5.000%, 01/15/18 FGIC Insured ...............................       Aaa+/AAA++              1,033,820
                 Rhode Island Consolidated Capital Development Loan
   1,000,000     5.125%, 07/15/11 FGIC Insured ...............................       Aaa+/AAA++              1,032,870
   1,135,000     5.000%, 08/01/11 MBIA Insured ...............................       Aaa+/AAA++              1,161,094
   1,000,000     5.000%, 09/01/14 Series A FGIC Insured ......................       Aaa+/AAA++              1,034,170
   1,500,000     5.000%, 09/01/15 FGIC Insured ...............................       Aaa+/AAA++              1,551,255
   1,500,000     4.750%, 09/01/17 Series A FGIC Insured ......................       Aaa+/AAA++              1,535,565
                 South Kingstown, Rhode Island
     500,000     5.500%, 06/15/12 FGIC Insured ...............................      Aaa+/AAA+++                533,060
     500,000     3.400%, 06/15/12 AMBAC Insured ..............................        Aaa+/NR                  477,905
                 State of Rhode Island
   1,000,000     5.250%, 11/01/11 Series C MBIA Insured ......................       Aaa+/AAA++              1,060,290
   2,000,000     5.000%, 08/01/12 Series B MBIA Insured ......................       Aaa+/AAA++              2,105,680
   1,000,000     5.000%, 06/01/14 Series B FGIC Insured ......................       Aaa+/AAA++              1,038,670
   4,000,000     5.000%, 08/01/14 FGIC Insured ...............................       Aaa+/AAA++              4,159,440
   2,000,000     5.000%, 08/01/15 Series B FGIC Insured ......................       Aaa+/AAA++              2,070,460
   2,000,000     4.500%, 02/01/17 MBIA Insured ...............................       Aaa+/AAA++              2,015,260
   2,000,000     5.250%, 11/01/17 FGIC Insured ...............................       Aaa+/AAA++              2,135,960
   2,500,000     5.000%, 09/01/18 MBIA Insured ...............................       Aaa+/AAA++              2,607,125

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                                OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------           ------------
                 State of Rhode Island (continued)
$  2,000,000     5.000%, 09/01/19 MBIA Insured ...............................       Aaa+/AAA++           $  2,084,480
   1,500,000     5.000%, 09/01/20 MBIA Insured ...............................       Aaa+/AAA++              1,559,820
                 Warwick, Rhode Island
     665,000     4.250%, 07/15/14 AMBAC Insured ..............................       Aaa+/AAA++                667,447
     195,000     5.600%, 08/01/14 FSA Insured ................................       Aaa+/AAA++                199,150
     700,000     4.375%, 07/15/15 AMBAC Insured ..............................       Aaa+/AAA++                704,970
     770,000     4.600%, 07/15/17 AMBAC Insured ..............................       Aaa+/AAA++                780,503
   1,000,000     5.000%, 03/01/18 FGIC Insured ...............................       Aaa+/AAA++              1,032,060
     905,000     4.250%, 01/15/18 XLCA Insured ...............................       Aaa+/AAA++                890,411
     810,000     4.700%, 07/15/18 AMBAC Insured ..............................       Aaa+/AAA++                822,304
   1,000,000     5.000%, 01/15/19 FGIC Insured ...............................       Aaa+/AAA++              1,041,770
     855,000     4.750%, 07/15/19 AMBAC Insured ..............................       Aaa+/AAA++                866,158
     500,000     5.000%, 01/15/20 FGIC Insured ...............................       Aaa+/AAA++                520,045
                 West Warwick, Rhode Island
     500,000     4.875%, 03/01/16 AMBAC Insured ..............................      Aaa+/AAA+++                514,515
     670,000     5.000%, 03/01/17 AMBAC Insured ..............................      Aaa+/AAA+++                695,319
     700,000     5.050%, 03/01/18 AMBAC Insured ..............................      Aaa+/AAA+++                729,981
     735,000     5.100%, 03/01/19 AMBAC Insured ..............................      Aaa+/AAA+++                766,811
                 Westerly, Rhode Island
     900,000     4.000%, 07/01/17 MBIA Insured ...............................       Aaa+/AAA++                872,559
     900,000     4.000%, 07/01/18 MBIA Insured ...............................       Aaa+/AAA++                866,781
                 Woonsocket, Rhode Island
     655,000     4.450%, 12/15/12 FGIC Insured ...............................      Aaa+/AAA+++                665,270
     685,000     4.550%, 12/15/13 FGIC Insured ...............................      Aaa+/AAA+++                697,385
                                                                                                          ------------
                    Total General Obligation Bonds                                                          69,229,889
                                                                                                          ------------

                 REVENUE BONDS (55.1%)

                 DEVELOPMENT REVENUE BONDS (9.0%)
                 Providence Rhode Island Redevelopment Agency
                    Revenue Refunding Public Safety Building Project
   1,000,000     3.700%, 04/01/13 Series 2005 A AMBAC Insured ................       Aaa+/AAA++                966,460
                 Rhode Island Convention Center Authority
                    Revenue Refunding
     925,000     5.000%, 05/15/10 Series 1993 B MBIA Insured .................       Aaa+/AAA++                961,075

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        REVENUE BONDS (CONTINUED)                                           OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------           ------------
                 Rhode Island Public Building Authority State
                    Public Projects
$  1,000,000     5.250%, 02/01/09 Series 1998 A AMBAC Insured ................       Aaa+/AAA++           $  1,031,290
                 Rhode Island State Economic Development Corp.,
                    Airport Revenue
   1,000,000     5.000%, 07/01/18 Series B FSA Insured .......................       Aaa+/AAA++              1,026,800
                 Rhode Island State Economic Development Corp.
                    Airport Revenue Refunding
   1,670,000     5.000%, 07/01/13 Series C MBIA Insured ......................       Aaa+/AAA++              1,752,214
                 Rhode Island State Economic Development Corp.,
                    Motor Fuel Tax Revenue (Rhode Island
                    Department of Transportation)
   2,000,000     3.875%, 06/15/14 Series A AMBAC Insured .....................       Aaa+/AAA++              1,948,800
   1,000,000     4.000%, 06/15/15 Series A AMBAC Insured .....................       Aaa+/AAA++                982,270
   1,000,000     4.000%, 06/15/18 Series 2006 A AMBAC Insured ................       Aaa+/AAA++                952,290
                 Rhode Island State Economic Development
                    Corp. (Rhode Island Airport Corp. Intermodal
                    Facility Project)
   1,000,000     4.250%, 07/01/17 CIFG Insured ...............................       Aaa+/AAA++                981,910
                 Rhode Island State Economic Development Corp.,
                    University of Rhode Island
     750,000     4.800%, 11/01/11 Series 1999 FSA Insured ....................        Aaa+/NR                  770,850
     750,000     4.900%, 11/01/12 Series 1999 FSA Insured ....................        Aaa+/NR                  773,490
     750,000     4.900%, 11/01/13 Series 1999 FSA Insured ....................        Aaa+/NR                  773,490
     750,000     5.000%, 11/01/14 Series 1999 FSA Insured ....................        Aaa+/NR                  778,538
                                                                                                          ------------
                    Total Development Revenue Bonds                                                         13,699,477
                                                                                                          ------------

                 HIGHER EDUCATION REVENUE BONDS (30.7%)
                 Providence, Rhode Island Public Building
                    Authority, School Projects
     500,000     5.000%, 12/15/09 Series 1999 A AMBAC Insured ................       Aaa+/AAA++                 518,030
     500,000     5.000%, 12/15/09 Series 1999 A AMBAC Insured ................       Aaa+/AAA++                513,615
     500,000     5.500%, 12/15/15 Series 1996 B MBIA Insured .................       Aaa+/AAA++                513,615
   1,000,000     5.250%, 12/15/14 Series 1998 FSA Insured ....................       Aaa+/AAA++              1,048,850
   1,395,000     4.000%, 12/15/12 Series 2003 A MBIA Insured .................       Aaa+/AAA++               1,391,833

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        REVENUE BONDS (CONTINUED)                                           OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------           ------------
                 Providence, Rhode Island Public Building
                    Authority, School Projects (continued)
$  1,450,000     4.000%, 12/15/13 Series 2003 A MBIA Insured .................       Aaa+/AAA++           $  1,440,749
   1,505,000     4.000%, 12/15/14 Series 2003 A MBIA Insured .................       Aaa+/AAA++              1,485,871
   1,570,000     4.000%, 12/15/15 Series 2003 A MBIA Insured .................       Aaa+/AAA++              1,540,892
   1,630,000     4.000%, 12/15/16 Series 2003 A MBIA Insured .................       Aaa+/AAA++              1,577,367
                 Providence, Rhode Island Public Building School
                    & Public Facilities Project
   1,500,000     5.250%, 12/15/17 AMBAC Insured ..............................       Aaa+/AAA++              1,581,855
   1,000,000     5.250%, 12/15/19 AMBAC Insured ..............................       Aaa+/AAA++              1,052,280
                 Rhode Island Health & Education Building Corp.,
                    Brown University
   2,000,000     5.250%, 09/01/17 Series 1993 MBIA Insured ...................      Aaa++/AAA+++             2,101,960
   1,000,000     5.000%, 09/01/23 Series 1993 MBIA Insured ...................       Aaa+/AAA++              1,018,440
                 Rhode Island Health & Education Building Corp.,
                    Bryant College
   1,000,000     5.125%, 06/01/19 AMBAC Insured ..............................       Aaa+/AAA++              1,040,450
     230,000     5.000%, 12/01/21 AMBAC Insured ..............................       Aaa+/AAA++                237,121
                 Rhode Island Health & Education Building Corp.,
                    Higher Educational Facilities
     500,000     3.500%, 09/15/13 Series 2003 B MBIA Insured .................       Aaa+/AAA++                473,805
   1,010,000     3.625%, 09/15/14 Series 2003 B MBIA Insured .................       Aaa+/AAA++                951,026
   1,050,000     4.000%, 09/15/15 Series 2003 B MBIA Insured .................       Aaa+/AAA++              1,014,836
   1,040,000     4.000%, 09/15/16 Series 2003 B MBIA Insured .................       Aaa+/AAA++                996,746
     600,000     3.625%, 09/15/14 Series 2003 C MBIA Insured .................       Aaa+/AAA++                564,966
     500,000     4.000%, 09/15/15 Series 2003 C MBIA Insured .................       Aaa+/AAA++                483,255
     500,000     4.000%, 09/15/16 Series 2003 C MBIA Insured .................       Aaa+/AAA++                479,205
                 Rhode Island Health & Education Building Corp.,
                    Johnson & Wales University
     465,000     5.500%, 04/01/15 Series 1999 A MBIA Insured .................       Aaa+/AAA++                508,082
     900,000     5.500%, 04/01/16 Series 1999 A MBIA Insured .................       Aaa+/AAA++                986,616
     785,000     5.500%, 04/01/17 Series 1999 A MBIA Insured .................       Aaa+/AAA++                863,139
   1,360,000     4.000%, 04/01/12 Series 2003 XLCA Insured ...................       Aaa+/AAA++              1,355,798
   3,210,000     4.000%, 04/01/13 Series 2003 XLCA Insured ...................       Aaa+/AAA++              3,185,508
   2,000,000     4.000%, 04/01/14 Series 2003 XLCA Insured ...................       Aaa+/AAA++              1,969,820

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        REVENUE BONDS (CONTINUED)                                           OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------           ------------
                 Rhode Island Health & Education Building Corp.,
                    Rhode Island School of Design
$    505,000     4.700%, 06/01/18 Series 2001 MBIA Insured ...................       Aaa+/AAA++           $    513,615
     280,000     4.750%, 06/01/19 Series 2001 MBIA Insured ...................       Aaa+/AAA++                284,934
                 Rhode Island Health & Education Building Corp.,
                    Roger Williams University
   1,000,000     5.500%, 11/15/11 Series 1996 S AMBAC Insured ................        NR/AAA++               1,025,820
     500,000     5.125%, 11/15/11 AMBAC Insured ..............................       Aaa+/AAA++                523,010
   1,000,000     5.125%, 11/15/14 Series 1996 S AMBAC Insured ................       Aaa+/AAA++              1,044,510
   1,000,000     5.000%, 11/15/18 Series 1996 S AMBAC Insured ................       Aaa+/AAA++              1,033,510
                 Rhode Island Health & Educational Building Corp.,
                    University of Rhode Island
   1,000,000     3.500%, 09/15/13 Series 2004 A AMBAC Insured ................       Aaa+/AAA++                954,530
   1,200,000     4.000%, 09/15/11 Series 2005 G AMBAC Insured ................       Aaa+/AAA++              1,202,736
   1,200,000     4.125%, 09/15/12 Series 2005 G AMBAC Insured ................       Aaa+/AAA++              1,207,440
   1,200,000     4.125%, 09/15/13 Series 2005 G AMBAC Insured ................       Aaa+/AAA++              1,203,276
                 Rhode Island Health & Education Facilities
                    Authority Providence College
   1,000,000     4.250%, 11/01/14 XLCA Insured ...............................       Aaa+/AAA++              1,001,200
   2,500,000     4.375%, 11/01/15 XLCA Insured ...............................       Aaa+/AAA++              2,497,025
   2,500,000     4.500%, 11/01/16 XLCA Insured ...............................       Aaa+/AAA++              2,523,150
   1,000,000     4.500%, 11/01/17 XLCA Insured ...............................       Aaa+/AAA++              1,003,660
                                                                                                          ------------
                    Total Higher Education Revenue Bonds                                                    46,914,146
                                                                                                          ------------

                 HOUSING REVENUE BONDS (0.6%)
                 Rhode Island Housing & Meeting Finance Corp.
                    Homeowner Opportunity
   1,000,000     3.750%, 10/01/13 Series 50-A MBIA Insured ...................      Aaa+/AAA+++                975,500
                                                                                                          ------------

                 POLLUTION CONTROL REVENUE BONDS (4.3%)
                 Rhode Island Clean Water Finance Agency, Water
                    Pollution Control Bonds
   1,800,000     5.000%, 10/01/18 Series 2002 B MBIA Insured .................       Aaa+/AAA++              1,857,240
   4,765,000     4.375%, 10/01/21 Series 2002 B MBIA Insured .................       Aaa+/AAA++              4,678,896
                                                                                                          ------------
                    Total Pollution Control Revenue Bonds                                                    6,536,136
                                                                                                          ------------

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        REVENUE BONDS (CONTINUED)                                           OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------           ------------
                 WATER AND SEWER REVENUE BONDS (8.8%)
                 Bristol County, Rhode Island Water Authority
$    750,000     5.250%, 07/01/17 Series 1997 A MBIA Insured .................       Aaa+/AAA++           $    767,580
   1,000,000     3.500%, 12/01/13 Series 2004 Refunding
                    A MBIA Insured ...........................................       Aaa+/AAA++                947,890
   1,000,000     3.500%, 12/01/14 Series 2004 Refunding
                    A MBIA Insured ...........................................       Aaa+/AAA++                935,630
                 Kent County, Rhode Island Water Authority
     500,000     4.000%, 07/15/12 Series 2002 A MBIA Insured .................       Aaa+/AAA++                499,730
   1,055,000     4.150%, 07/15/14 Series 2002 A MBIA Insured .................       Aaa+/AAA++              1,052,848
                 Rhode Island Clean Water Protection
                    Finance Agency
     300,000     5.400%, 10/01/09 1993 Series A MBIA Insured .................       Aaa+/AAA++                313,818
     500,000     4.500%, 10/01/11 1993 Series B AMBAC Insured ................       Aaa+/AAA++                506,125
   1,000,000     5.125%, 10/01/11 Series 1999 C MBIA Insured .................       Aaa+/AAA++              1,036,540
     500,000     4.600%, 10/01/13 Series A AMBAC Insured .....................       Aaa+/AAA++                507,475
     500,000     4.750%, 10/01/14 Series A AMBAC Insured .....................       Aaa+/AAA++                512,315
   1,250,000     5.400%, 10/01/15 Series A MBIA Insured ......................       Aaa+/AAA++              1,342,863
   2,000,000     4.750%, 10/01/18 Series A AMBAC Insured .....................       Aaa+/AAA++              2,030,420
     500,000     4.750%, 10/01/20 Series A AMBAC Insured .....................       Aaa+/AAA++                504,590
                 Rhode Island Water Resources Board Public
                    Drinking Water Protection
   1,500,000     4.000%, 03/01/14 MBIA Insured ...............................       Aaa+/AAA++              1,482,405
   1,000,000     4.250%, 03/01/15 MBIA Insured ...............................       Aaa+/AAA++              1,003,450
                                                                                                          ------------
                    Total Water and Sewer Revenue Bonds                                                     13,443,679
                                                                                                          ------------

                 OTHER REVENUE BONDS (1.7%)
                 State of Rhode Island Certificates of Participation,
                    Howard Center Improvements
     400,000     5.250%, 10/01/10 MBIA Insured ...............................       Aaa+/AAA++                410,636
     200,000     5.375%, 10/01/16 MBIA Insured ...............................       Aaa+/AAA++                205,616

                                                                                      RATING
  PRINCIPAL                                                                        MOODY'S, S&P
   AMOUNT        REVENUE BONDS (CONTINUED)                                           OR FITCH                 VALUE
------------     -------------------------------------------------------------     ------------           ------------
                 OTHER REVENUE BONDS (CONTINUED)
                 State of Rhode Island Depositors Economic
                    Protection Corp.
$    300,000     5.800%, 08/01/09 Series 1993 B MBIA Insured .................       Aaa+/AAA++           $    316,419
     500,000     6.000%, 08/01/17 Series 1992 B MBIA Insured .................       Aaa+/AAA++                527,855
   1,045,000     5.250%, 08/01/21 Series 1993 B MBIA Insured ETM
                    (pre-refunded) ...........................................       Aaa+/AAA++              1,101,263
                                                                                                          ------------
                    Total Other Revenue Bonds ................................                               2,561,789
                                                                                                          ------------
                       Total Revenue Bonds ...................................                              84,130,727
                                                                                                          ------------

                    Total Investments (cost $152,601,332*) ........     100.4%                             153,360,616
                    Other assets less liabilities .................      (0.4)                                 (537,044)
                                                                       ======                             ============
                    Net Assets ....................................     100.0%                            $152,823,572
                                                                       ======                             ============

      *     See note 4.

      Rating Services:

      +     Moody's Investors Service
      ++    Standard & Poor's
      +++   Fitch
      NR    Not rated by two of the three rating services

                                                                      PERCENT OF
     PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)              PORTFOLIO
     ----------------------------------------------------             ----------

     Aaa of Moody's or AAA of S&P or Fitch ........................      100%

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
                 AMBAC - American Municipal Bond Assurance Corp.
                 ETM   - Escrowed to Maturity
                 CIFG  - CIFG Assurance North America, Inc.
                 FGIC  - Financial Guaranty Insurance Co.
                 FSA   - Financial Security Assurance
                 MBIA  - Municipal Bond Investors Assurance
                 XLCA  - XL Capital Assurance

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006

ASSETS
     Investments at value (cost $152,601,332) .........................................      $ 153,360,616
     Interest receivable ..............................................................          1,777,253
     Receivable for Fund shares sold ..................................................            295,262
     Other assets .....................................................................             18,468
                                                                                             -------------
     Total assets .....................................................................        155,451,599
                                                                                             -------------
LIABILITIES
   Cash overdraft .....................................................................            238,814
   Payable for investment securities purchased ........................................          1,796,552
   Payable for Fund shares redeemed ...................................................            347,949
   Dividends payable ..................................................................            145,799
   Distribution and service fees payable ..............................................             54,548
   Management fee payable .............................................................             15,186
   Accrued expenses ...................................................................             29,179
                                                                                             -------------
   Total liabilities ..................................................................          2,628,027
                                                                                             -------------
NET ASSETS ............................................................................      $ 152,823,572
                                                                                             =============
   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $0.01 per share ............      $     147,807
   Additional paid-in capital .........................................................        152,835,301
   Net unrealized appreciation on investments (note 4) ................................            759,284
   Accumulated net realized loss on investments .......................................           (809,785)
   Distributions in excess of net investment income ...................................           (109,035)
                                                                                             -------------
                                                                                             $ 152,823,572
                                                                                             =============
CLASS A
   Net Assets .........................................................................      $ 103,221,630
                                                                                             =============
   Capital shares outstanding .........................................................          9,983,261
                                                                                             =============
   Net asset value and redemption price per share .....................................      $       10.34
                                                                                             =============
   Offering price per share (100/96 of $10.34 adjusted to nearest cent) ...............      $       10.77
                                                                                             =============
CLASS C
   Net Assets .........................................................................      $  16,602,158
                                                                                             =============
   Capital shares outstanding .........................................................          1,605,962
                                                                                             =============
   Net asset value and offering price per share .......................................      $       10.34
                                                                                             =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................      $       10.34*
                                                                                             =============
CLASS I
   Net Assets .........................................................................      $     760,860
                                                                                             =============
   Capital shares outstanding .........................................................             73,595
                                                                                             =============
   Net asset value, offering and redemption price per share ...........................      $       10.34
                                                                                             =============
CLASS Y
   Net Assets .........................................................................      $  32,238,924
                                                                                             =============
   Capital shares outstanding .........................................................          3,117,899
                                                                                             =============
   Net asset value, offering and redemption price per share ...........................      $       10.34
                                                                                             =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                            YEAR ended JUNE 30, 2006

INVESTMENT INCOME:

     Interest income .............................................                          $   6,601,924

Expenses:

     Management fee (note 3) .....................................      $     771,250
     Distribution and service fees (note 3) ......................            338,897
     Trustees' fees and expenses (note 8) ........................            182,991
     Transfer and shareholder servicing agent fees ...............            121,971
     Legal fees (note 3) .........................................             69,607
     Fund accounting fees ........................................             56,409
     Custodian fees ..............................................             51,735
     Shareholders' reports and proxy statements ..................             39,993
     Auditing and tax fees .......................................             17,000
     Registration fees and dues ..................................             12,036
     Insurance ...................................................              9,759
     Chief compliance officer (note 3) ...........................              4,544
     Miscellaneous ...............................................             46,523
                                                                        -------------
     Total expenses ..............................................          1,722,715

     Management fee waived (note 3) ..............................           (560,437)
     Expenses paid indirectly (note 6) ...........................            (23,986)
                                                                        -------------
     Net expenses ................................................                              1,138,292
                                                                                            -------------
     Net investment income .......................................                              5,463,632

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .......            (66,138)
     Change in unrealized appreciation on investments ............         (6,471,758)
                                                                        -------------
     Net realized and unrealized gain (loss) on investments ......                             (6,537,896)
                                                                                            -------------
     Net change in net assets resulting from operations ..........                          $  (1,074,264)
                                                                                            =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED          YEAR ENDED
                                                                        JUNE 30, 2006       JUNE 30, 2005
                                                                        -------------       -------------
OPERATIONS:
   Net investment income .........................................      $   5,463,632       $   5,440,126
   Net realized gain (loss) from securities transactions .........            (66,138)             69,974
   Change in unrealized appreciation on investments ..............         (6,471,758)          4,296,960
                                                                        -------------       -------------
      Change in net assets from operations .......................         (1,074,264)          9,807,060
                                                                        -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 9):
   Class A Shares:
   Net investment income .........................................         (3,880,873)         (3,966,200)

   Class C Shares:
   Net investment income .........................................           (512,514)           (552,548)

   Class I Shares:
   Net investment income .........................................            (44,086)            (32,733)

   Class Y Shares:
   Net investment income .........................................         (1,170,418)         (1,026,562)
                                                                        -------------       -------------
      Change in net assets from distributions ....................         (5,607,891)         (5,578,043)
                                                                        -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .....................................         28,611,766          23,466,693
   Reinvested dividends and distributions ........................          2,612,391           2,641,028
   Cost of shares redeemed .......................................        (25,755,083)        (18,517,181)
                                                                        -------------       -------------
   Change in net assets from capital share transactions ..........          5,469,074           7,590,540
                                                                        -------------       -------------
      Change in net assets .......................................         (1,213,081)         11,819,557

NET ASSETS:
   Beginning of period ...........................................        154,036,653         142,217,096
                                                                        -------------       -------------
   End of period* ................................................      $ 152,823,572       $ 154,036,653
                                                                        =============       =============

   * Includes distributions in excess of net investment income of:      $    (109,035)      $    (140,733)
                                                                        =============       =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2006

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT. On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's average net assets.

      Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

      For the year ended June 30, 2006, the Fund incurred management fees of $771,250 of which $560,437 was voluntarily waived. Such waivers are voluntary and can be terminated in the future at the Manager's discretion. However, the Manager has indicated that it intends to continue waiving fees as necessary in order that the Fund will remain competitive.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2006, distribution fees on Class A Shares amounted to $157,038, of which the Distributor retained $3,927.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2006 amounted to $134,541. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2006, amounted to $44,847. The total of these payments with respect to Class C Shares amounted to $179,388, of which the Distributor retained $44,976.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended June 30, 2006, these payments were made at the average annual rate of 0.20% of such net assets amounting to $4,323 of which $2,470 related to the Plan and $1,853 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2006, total commissions on sales of Class A Shares amounted to $196,711, of which the Distributor received $18,128.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended June 30, 2006, the Fund incurred $68,502 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund for legal fees in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2006,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $19,524,302   and   $11,114,553,
respectively.

      At June 30, 2006, the aggregate tax cost for all securities was $152,564,568. At June 30, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $2,556,956 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,760,908, for a net unrealized appreciation of $796,048.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At June 30, 2006, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At June 30, 2006, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, its cash balances in income-producing assets rather than leave cash uninvested.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                                 Year Ended                                 Year Ended
                                                               June 30, 2006                               June 30, 2005
                                                     ----------------------------------          ----------------------------------
                                                        Shares                Amount                Shares                Amount
                                                        ------                ------                ------                ------
CLASS A SHARES:
  Proceeds from shares sold ................            1,156,856          $ 12,253,231               931,519          $  9,994,878
  Reinvested distributions .................              204,800             2,162,577               202,028             2,171,443
  Cost of shares redeemed ..................           (1,191,694)          (12,588,656)             (992,461)          (10,653,817)
                                                     ------------          ------------          ------------          ------------
    Net change .............................              169,962             1,827,152               141,086             1,512,504
                                                     ------------          ------------          ------------          ------------
CLASS C SHARES:
  Proceeds from shares sold ................              320,132             3,381,363               401,962             4,311,527
  Reinvested distributions .................               23,511               248,414                28,360               304,774
  Cost of shares redeemed ..................             (501,280)           (5,288,954)             (374,180)           (4,019,022)
                                                     ------------          ------------          ------------          ------------
    Net change .............................             (157,637)           (1,659,177)               56,142               597,279
                                                     ------------          ------------          ------------          ------------
CLASS I SHARES:
  Proceeds from shares sold ................               42,703               454,728                31,300               335,079
  Reinvested distributions .................                2,462                25,917                   954                10,249
  Cost of shares redeemed ..................              (73,331)             (768,550)               (5,874)              (63,159)
                                                     ------------          ------------          ------------          ------------
    Net change .............................              (28,166)             (287,905)               26,380               282,169
                                                     ------------          ------------          ------------          ------------
CLASS Y SHARES:
  Proceeds from shares sold ................            1,182,830            12,522,444               822,843             8,825,209
  Reinvested distributions .................               16,650               175,483                14,389               154,562
  Cost of shares redeemed ..................             (675,731)           (7,108,923)             (352,016)           (3,781,183)
                                                     ------------          ------------          ------------          ------------
    Net change .............................              523,749             5,589,004               485,216             5,198,588
                                                     ------------          ------------          ------------          ------------
Total transactions in Fund
  shares ...................................              507,908          $  5,469,074               708,824          $  7,590,540
                                                     ============          ============          ============          ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2006 there were 8 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended June 30, 2006 was $132,775, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the

Annual Meeting of Shareholders. For the year ended June 30, 2006, such meeting-related expenses amounted to $50,216.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $131,004 and debited additional paid-in capital in the amount of $131,004 at June 30, 2006. This adjustment had no impact on the Fund's aggregate net assests at June 30, 2006. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2006, the Fund had a capital loss carryover of $704,487 of which $592,992 expires on June 30, 2009 and $111,495 which expires on June 30, 2013. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. As of June 30, 2006 there were post-October capital loss deferrals of $105,298 which will be recognized in the following year.

      Tax character of distributions:

                                                       Year Ended June 30,
                                                     2006                2005
                                                  ----------          ----------
      Net tax-exempt income                       $5,431,934          $5,444,976
      Ordinary income                                175,957             133,067
                                                  ----------          ----------
                                                  $5,607,891          $5,578,043
                                                  ----------          ----------

      As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                                   $(704,487)
      Unrealized appreciation                                           796,048
      Post-October capital loss deferrals                              (105,298)
                                                                      ---------
                                                                      $ (13,737)
                                                                      =========

      At June 30, 2006, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                Class A
                                              ----------------------------------------------------------------------------
                                                                          Year Ended June 30,
                                              ----------------------------------------------------------------------------
                                                2006             2005             2004             2003             2002
                                              --------         --------         --------         --------         --------
Net asset value, beginning of period .....    $  10.79         $  10.49         $  10.92         $  10.47         $  10.32
                                              --------         --------         --------         --------         --------
Income (loss) from investment operations:
  Net investment income+ .................        0.38             0.40             0.41             0.42             0.45
  Net gain (loss) on securities
    (both realized and unrealized) .......       (0.44)            0.31            (0.42)            0.47             0.16
                                              --------         --------         --------         --------         --------
  Total from investment operations .......       (0.06)            0.71            (0.01)            0.89             0.61
                                              --------         --------         --------         --------         --------
Less distributions (note 9):
  Dividends from net investment income ...       (0.39)           (0.41)           (0.42)           (0.44)           (0.46)
                                              --------         --------         --------         --------         --------
Net asset value, end of period ...........    $  10.34         $  10.79         $  10.49         $  10.92         $  10.47
                                              ========         ========         ========         ========         ========
Total return (not reflecting sales charge)       (0.56)%           6.81%           (0.10)%           8.64%            6.07%

Ratios/supplemental data
  Net assets, end of period (in thousands)    $103,222         $105,910         $101,413         $106,887         $ 86,378
  Ratio of expenses to average net assets         0.67%            0.58%            0.53%            0.51%            0.49%
  Ratio of net investment income to
    average net assets ...................        3.61%            3.68%            3.82%            3.96%            4.34%
  Portfolio turnover rate ................        7.25%            2.20%            8.61%           11.74%            6.02%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

  Ratio of expenses to average net assets         1.03%            0.96%            0.91%            0.88%            0.88%
  Ratio of net investment income to
    average net assets ...................        3.25%            3.31%            3.44%            3.59%            3.95%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were
(note 3):

  Ratio of expenses to average net assets         0.67%            0.57%            0.52%            0.48%            0.46%

                                                                              Class C
                                              ------------------------------------------------------------------------
                                                                        Year Ended June 30,
                                              ------------------------------------------------------------------------
                                                2006            2005            2004            2003            2002
                                              --------        --------        --------        --------        --------
Net asset value, beginning of period .....    $  10.79        $  10.48        $  10.92        $  10.47        $  10.32
                                              --------        --------        --------        --------        --------
Income (loss) from investment operations:
  Net investment income+ .................        0.29            0.31            0.32            0.33            0.36
  Net gain (loss) on securities
    (both realized and unrealized) .......       (0.44)           0.31           (0.43)           0.47            0.16
                                              --------        --------        --------        --------        --------
  Total from investment operations .......       (0.15)           0.62           (0.11)           0.80            0.52
                                              --------        --------        --------        --------        --------
Less distributions (note 9):
  Dividends from net investment income ...       (0.30)          (0.31)          (0.33)          (0.35)          (0.37)
                                              --------        --------        --------        --------        --------
Net asset value, end of period ...........    $  10.34        $  10.79        $  10.48        $  10.92        $  10.47
                                              ========        ========        ========        ========        ========
Total return (not reflecting sales charge)       (1.40)%          6.01%          (1.04)%          7.72%           5.16%

Ratios/supplemental data
  Net assets, end of period (in thousands)    $ 16,602        $ 19,031        $ 17,901        $ 22,506        $ 15,606
  Ratio of expenses to average net assets         1.52%           1.43%           1.38%           1.35%           1.34%
  Ratio of net investment income to
    average net assets ...................        2.76%           2.83%           2.98%           3.10%           3.46%
  Portfolio turnover rate ................        7.25%           2.20%           8.61%          11.74%           6.02%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

  Ratio of expenses to average net assets         1.88%           1.81%           1.76%           1.72%           1.72%
  Ratio of net investment income to
    average net assets ...................        2.40%           2.45%           2.60%           2.73%           3.07%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were
(note 3):

  Ratio of expenses to average net assets         1.52%           1.42%           1.37%           1.33%           1.31%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 Class I
                                              ----------------------------------------------------------------------------
                                                                          Year Ended June 30,
                                                2006             2005             2004             2003             2002
                                              ----------------------------------------------------------------------------
Net asset value, beginning of period .....    $  10.79         $  10.48         $  10.91         $  10.47         $  10.32
                                              --------         --------         --------         --------         --------
Income from investment operations:
    Net investment income+ ...............        0.37             0.39             0.41             0.42             0.44
    Net gain (loss) on securities (both
        realized and unrealized) .........       (0.44)            0.32            (0.42)            0.46             0.17
                                              --------         --------         --------         --------         --------
    Total from investment operations .....       (0.07)            0.71            (0.01)            0.88             0.61
                                              --------         --------         --------         --------         --------
Less distributions (note 9):
    Dividends from net investment income .       (0.38)           (0.40)           (0.42)           (0.44)           (0.46)
                                              --------         --------         --------         --------         --------
Net asset value, end of period ...........    $  10.34         $  10.79         $  10.48         $  10.91         $  10.47
                                              ========         ========         ========         ========         ========
Total return (not reflecting sales charge)       (0.67)%           6.89%           (0.12)%           8.52%            6.05%

Ratios/supplemental data
    Net assets, end of period (in thousands)  $    761         $  1,098         $    790         $    449         $    386
    Ratio of expenses to average net assets       0.79%            0.58%            0.53%            0.52%            0.50%
    Ratio of net investment income to
        average net assets ...............        3.48%            3.68%            3.82%            3.95%            4.32%
    Portfolio turnover rate ..............        7.25%            2.20%            8.61%           11.74%            6.02%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

    Ratio of expenses to average net assets       1.15%            0.96%            0.91%            0.89%            0.89%
    Ratio of net investment income to
        average net assets ...............        3.12%            3.30%            3.44%            3.58%            3.93%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were
(note 3):

    Ratio of expenses to average net assets       0.79%            0.57%            0.52%            0.49%            0.48%

                                                                              Class Y
                                              ------------------------------------------------------------------------
                                                                        Year Ended June 30,
                                                2006            2005            2004            2003            2002
                                              ------------------------------------------------------------------------
Net asset value, beginning of period .....    $  10.79        $  10.49        $  10.92        $  10.47        $  10.32
                                              --------        --------        --------        --------        --------
Income from investment operations:
    Net investment income+ ...............        0.40            0.41            0.43            0.45            0.46
    Net gain (loss) on securities (both
        realized and unrealized) .........       (0.44)           0.31           (0.43)           0.45            0.17
                                              --------        --------        --------        --------        --------
    Total from investment operations .....       (0.04)           0.72              --            0.90            0.63
                                              --------        --------        --------        --------        --------
Less distributions (note 9):
    Dividends from net investment income .       (0.41)          (0.42)          (0.43)          (0.45)          (0.48)
                                              --------        --------        --------        --------        --------
Net asset value, end of period ...........    $  10.34        $  10.79        $  10.49        $  10.92        $  10.47
                                              ========        ========        ========        ========        ========
Total return (not reflecting sales charge)       (0.40)%          6.98%           0.03%           8.80%           6.22%

Ratios/supplemental data
    Net assets, end of period (in thousands)  $ 32,239        $ 27,998        $ 22,113        $ 18,193        $ 11,726
    Ratio of expenses to average net assets       0.52%           0.43%           0.38%           0.36%           0.34%
    Ratio of net investment income to
        average net assets ...............        3.76%           3.83%           3.97%           4.10%           4.47%
    Portfolio turnover rate ..............        7.25%           2.20%           8.61%          11.74%           6.02%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

    Ratio of expenses to average net assets       0.88%           0.81%           0.76%           0.73%           0.73%
    Ratio of net investment income to
        average net assets ...............        3.39%           3.45%           3.59%           3.73%           4.08%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were
(note 3):

    Ratio of expenses to average net assets       0.52%           0.42%           0.37%           0.33%           0.31%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                     COMPLEX      (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
INTERESTED TRUSTEES(4)

Diana P. Herrmann         Trustee since 2005       Vice Chair and Chief Executive Officer          12         ICI Mutual Insurance
New York, NY              and President since      of Aquila Management Corporation,                          Company
(02/25/58)                1998                     Founder of the Aquila Group of
                                                   Funds(SM)(5) and parent of Aquila
                                                   Investment Management LLC, Manager since
                                                   2004, President and Chief Operating
                                                   Officer since 1997, a Director since
                                                   1984, Secretary since 1986 and
                                                   previously its Executive Vice President,
                                                   Senior Vice President or Vice President,
                                                   1986-1997; Chief Executive Officer and
                                                   Vice Chair since 2004 and President,
                                                   Chief Operating Officer and Manager of
                                                   the Manager since 2003; Chair, Vice
                                                   Chair, President, Executive Vice
                                                   President or Senior Vice President of
                                                   funds in the Aquila Group of Funds(SM)
                                                   since 1986; Director of the Distributor
                                                   since 1997; trustee, Reserve
                                                   Money-Market Funds, 1999-2000 and
                                                   Reserve Private Equity Series,
                                                   1998-2000; Governor, Investment Company
                                                   Institute and head of its Small Funds
                                                   Committee since 2004; active in
                                                   charitable and volunteer organizations.

David A. Duffy            Trustee since 1995       Chairman, Rhode Island Convention Center         1         Citizens Bank of
North Kingstown, RI                                Authority since 2003; retired Founder,                     Rhode Island and
(08/07/39)                                         formerly President, Duffy & Shanley,                       Connecticut since
                                                   Inc., a marketing communications firm,                     1999; Delta Dental of
                                                   1973-2003; Transition Chairman for Gov.                    Rhode Island since
                                                   Donald Carcieri (R.I.); past National                      2004.
                                                   Chairman, National Conference for
                                                   Community and Justice (NCCJ); Chairman,
                                                   Providence College President's Council;
                                                   officer or director of numerous civic
                                                   and non-profit organizations.

NON-INTERESTED TRUSTEES

William J. Nightingale    Chair of the Board       Retired; formerly Chairman, founder              2         Ring's End, Inc.
Rowayton, CT              of Trustees since        (1975) and Senior Advisor until 2000 of
(09/16/29)                2005 and Trustee         Nightingale & Associates, L.L.C., a
                          since 1992               general management consulting firm
                                                   focusing on interim management,
                                                   divestitures, turnaround of troubled
                                                   companies, corporate restructuring and
                                                   financial advisory services.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                     COMPLEX      (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Vernon R. Alden           Trustee since 1992       Retired; former director or trustee of           1         Sonesta International
Boston, MA                                         various Fortune 500 companies, including                   Hotels Corporation.
(04/07/23)                                         Colgate-Palmolive and McGraw Hill;
                                                   formerly President of Ohio University
                                                   and Associate Dean of the Harvard
                                                   University Graduate School of Business
                                                   Administration; member of several
                                                   Japan-related advisory councils,
                                                   including Chairman of the Japan Society
                                                   of Boston; trustee of various cultural,
                                                   educational and civic organizations.

Timothy J. Leach          Trustee since 2005       Regional Chief Executive Officer, US             2         None
Orinda, CA                                         Trust Company, N.A., since 1995;
(08/28/55)                                         Executive Vice President and Chief
                                                   Investment Officer, U.S. Trust Company,
                                                   New York, NY, 2004-2005; Executive Vice
                                                   President & Chief Investment Officer,
                                                   Private Asset Management Group, Wells
                                                   Fargo Bank, San Francisco, CA,
                                                   1999-2003; President and Chief
                                                   Investment Officer, ABN Amro Asset
                                                   Management (USA), 1998-1999; President &
                                                   Chief Investment Officer, Qualivest
                                                   Capital Management Inc. and Senior Vice
                                                   President & Chief Investment Officer,
                                                   Trust & Investment Group, US Bancorp,
                                                   Portland, OR, 1994-1998.

James R. Ramsey           Trustee since 2004       President, University of Louisville              2         Community Bank and
Louisville, KY                                     since November 2002; Professor of                          Trust, Pikeville, KY
(11/14/48)                                         Economics, University of Louisville,                       and Texas Roadhouse
                                                   1999-present; Kentucky Governor's Senior                   Inc.
                                                   Policy Advisor and State Budget
                                                   Director, 1999-2002; Vice Chancellor for
                                                   Finance and Administration, the
                                                   University of North Carolina at Chapel
                                                   Hill, 1998 to 1999; previously Vice
                                                   President for Finance and Administration
                                                   at Western Kentucky University, State
                                                   Budget Director for the Commonwealth of
                                                   Kentucky, Chief State Economist and
                                                   Executive Director for the Office of
                                                   Financial Management and Economic
                                                   Analysis for the Commonwealth of
                                                   Kentucky, Adjunct Professor at the
                                                   University of Kentucky, Associate
                                                   Professor at Loyola University-New
                                                   Orleans and Assistant Professor at
                                                   Middle Tennessee State University.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                     COMPLEX      (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
J. William Weeks          Trustee since 1995       Retired; limited partner in real estate          1         None
Palm Beach, FL                                     partnerships Alex, Brown & Sons No. 1
(06/22/27)                                         and 2; formerly Senior Vice President or
                                                   Vice President of the Aquila Municipal
                                                   Bond Funds; and Vice President of the
                                                   Distributor.

Laureen L. White          Trustee since 2005       President, Greater Providence Chamber of         1         None
North Kingstown, RI                                Commerce, since 2005, Executive Vice
(11/18/59)                                         President 2004-2005 and Senior Vice
                                                   President, 1989-2002; Executive
                                                   Counselor to the Governor of Rhode
                                                   Island for Policy and Communications,
                                                   2003-2004.

OTHER INDIVIDUALS
CHAIRMAN EMERITUS(6)

Lacy B. Herrmann          Founder, Chairman        Founder and Chairman of the Board,              N/A        N/A
New York, NY              Emeritus since 2005      Aquila Management Corporation, the
(05/12/29)                and Chairman of the      sponsoring organization and parent of
                          Board of Trustees,       the Manager or Administrator and/or
                          1992-2005                Adviser or Sub-Adviser to each fund of
                                                   the Aquila Group of Funds(SM); Chairman of
                                                   the Manager or Administrator and/or
                                                   Adviser or Sub-Adviser to each since
                                                   2004; Founder and Chairman Emeritus of
                                                   each fund in the Aquila Group of
                                                   Funds(SM); previously Chairman and a
                                                   Trustee of each fund in the Aquila Group
                                                   of Funds(SM) since its establishment until
                                                   2004 or 2005; Director of the
                                                   Distributor since 1981 and formerly Vice
                                                   President or Secretary, 1981-1998;
                                                   Trustee Emeritus, Brown University and
                                                   the Hopkins School; active in
                                                   university, school and charitable
                                                   organizations.

OFFICERS

Charles E. Childs, III    Executive Vice           Executive Vice President of all funds in        N/A        N/A
New York, NY              President since 2003     the Aquila Group of Funds(SM) and the
(04/01/57)                                         Manager and the Manager's parent since
                                                   2003; formerly Senior Vice President,
                                                   corporate development, Vice President,
                                                   Assistant Vice President and Associate
                                                   of the Manager's parent since 1987;
                                                   Senior Vice President, Vice President or
                                                   Assistant Vice President of the Aquila
                                                   Money-Market Funds, 1988-2003.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                     COMPLEX      (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Stephen J. Caridi         Senior Vice              Vice President of the Distributor since         N/A        N/A
New York, NY              President since 1998     1995; Vice President, Hawaiian Tax-Free
(05/06/61)                                         Trust since 1998; Senior Vice President,
                                                   Narragansett Insured Tax-Free Income
                                                   Fund since 1998, Vice President
                                                   1996-1997; Senior Vice President,
                                                   Tax-Free Fund of Colorado since 2004;
                                                   Assistant Vice President, Tax-Free Fund
                                                   For Utah since 1993.

Robert W. Anderson        Chief Compliance         Chief Compliance Officer of the Fund and        N/A        N/A
New York, NY              Officer since 2004       each of the other funds in the Aquila
(08/23/40)                and Assistant            Group of Funds(SM), the Manager and the
                          Secretary since 2000     Distributor since 2004, Compliance
                                                   Officer of the Manager or its
                                                   predecessor and current parent
                                                   1998-2004; Assistant Secretary of the
                                                   Aquila Group of Funds(SM) since 2000.

Joseph P. DiMaggio        Chief Financial          since 2000 Chief Financial Officer of           N/A        N/A
New York, NY              Officer since 2003       the Aquila Group of Funds(SM) since 2003
(11/06/56)                and Treasurer            and Treasurer since 2000.

Edward M. W. Hines        Secretary since 1992     Partner, Hollyer Brady Barrett & Hines          N/A        N/A
New York, NY                                       LLP, legal counsel to the Fund, since
(12/16/39)                                         1989; Secretary of the Aquila Group of
                                                   Funds(SM).

John J. Partridge         Assistant Secretary      Founding Partner, Partridge, Snow &             N/A        N/A
Providence, RI            - Advisor to the         Hahn, LLP, a law firm, Providence, Rhode
(05/05/40)                Board since 2005         Island, since 1988; Assistant Secretary
                                                   - Advisor to the Board, Narragansett
                                                   Insured Tax-Free Income Fund, since
                                                   2005, Trustee 2002-2005; director of
                                                   various educational, civic and
                                                   charitable organizations, including
                                                   Greater Providence Chamber of Commerce,
                                                   Ocean State Charities Trust and Memorial
                                                   Hospital of Rhode Island.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                             IN FUND       HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                     COMPLEX      (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                                OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
John M. Herndon           Assistant Secretary      Assistant Secretary of the Aquila Group         N/A        N/A
New York, NY              since 1995               of Funds(SM) since 1995 and Vice President
(12/17/39)                                         of the three Aquila Money-Market Funds
                                                   since 1990; Vice President of the
                                                   Manager or its predecessor and current
                                                   parent since 1990.

Lori A. Vindigni          Assistant Treasurer      Assistant Treasurer of the Aquila Group         N/A        N/A
New York, NY              since 2000               of Funds(SM) since 2000; Assistant Vice
(11/02/66)                                         President of the Manager or its
                                                   predecessor and current parent since
                                                   1998; Fund Accountant for the Aquila
                                                   Group of Funds(SM), 1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Narragansett Insured Tax-Free Income Fund, 380 Madison Avenue, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Mr. Duffy is an interested person as a director of the Sub-Adviser.
(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(SM)."
(6) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED JUNE 30, 2006

                       Actual
                    Total Return       Beginning       Ending         Expenses
                      Without           Account        Account      Paid During
                  Sales Charges(1)       Value          Value      the Period(2)
--------------------------------------------------------------------------------
Class A                (0.55)%         $1,000.00       $994.50         $3.46
--------------------------------------------------------------------------------
Class C                (0.97)%         $1,000.00       $990.30         $7.70
--------------------------------------------------------------------------------
Class I                (0.51)%         $1,000.00       $994.90         $4.02
--------------------------------------------------------------------------------
Class Y                (0.48)%         $1,000.00       $995.20         $2.74
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.70%, 1.56%, 0.81% AND 0.55% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED JUNE 30, 2006

                       Hypothetical
                        Annualized    Beginning        Ending        Expenses
                          Total        Account         Account     Paid During
                         Return         Value           Value      the Period(1)
--------------------------------------------------------------------------------
Class A                   5.00%       $1,000.00       $1,021.32       $3.51
--------------------------------------------------------------------------------
Class C                   5.00%       $1,000.00       $1,017.06       $7.80
--------------------------------------------------------------------------------
Class I                   5.00%       $1,000.00       $1,020.76       $4.07
--------------------------------------------------------------------------------
Class Y                   5.00%       $1,000.00       $1,022.05       $2.78
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.70%, 1.56%, 0.81% AND 0.55% FOR THE TRUST'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2006, $5,431,934 of dividends paid by Narragansett Insured Tax-Free Income Fund, constituting 96.86% of total dividends paid during the fiscal year ended June 30, 2006, were exempt-interest dividends and the balance was ordinary dividend income.

      Prior to January 31, 2006, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2005 CALENDAR YEAR.

      Prior to January 31, 2007, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2006 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that is being mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

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

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  CITIZENS INVESTMENT ADVISORS,
  A DEPARTMENT OF CITIZENS BANK
  OF RHODE ISLAND
  One Citizens Plaza
  Providence, Rhode Island 02903

BOARD OF TRUSTEES

  William J. Nightingale, Chair
  Vernon R. Alden
  David A. Duffy
  Diana P. Herrmann
  Timothy J. Leach
  James R. Ramsey
  J. William Weeks
  Laureen L. White

OFFICERS

  Diana P. Herrmann, President
  Stephen J. Caridi, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio  43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC INC.
  101 Sabin Street
  Pawtuckett, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2006 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,000 in 2006 and $17,000 in 2005.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $8,005 in 2006 and 2005, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.






SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 7, 2006


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 7, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 7, 2006



NARRAGANSETT INSURED TAX-FREE INCOME FUND

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.